Share-based payments - Summary of non-vested stock award activity (Detail) - Non-vested - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested as of January 1	120,744	138,243	157,823
Granted	85,616	42,010	35,305
Vested	(63,083)	(59,066)	(54,501)
Forfeited	(250)	(443)	(384)
Non-vested as of December 31	143,027	120,744	138,243